Business Combination - Schedule of Reitar Capital Partners Limited (Details)	12 Months Ended
Mar. 31, 2026 HKD ($)
Schedule of Reitar Capital Partners Limited [Abstract]
Revenue	$ 28,478,776
Net income	$ 6,428,844